Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2026 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Inventory (in Dollars)	$ 3,834,172	$ 2,774,284	$ 2,774,284
Percentage of prepayment contract value	90.00%
Contract liabilities (in Dollars)	$ 48,718,679		27,592,381
Contract liabilities related party (in Dollars)	84,704,620		$ 80,348,303
Contract liabilities increased (in Dollars)	25,482,615
Contract liabilities (in Dollars)	$ 103,666,107	$ 3,584,052
Recognized tax benefit rate	50.00%
Segment Reporting, Expense Information Used by CODM, Description	The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income when making decisions about allocating resources and assessing performances of the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of operating segment	1
Number of reportable segment	1
Cash (in Dollars)	$ 54,319,285
FDIC	$ 72,400
Customer Concentration Risk [Member] | One Third Party Customer [Member] | Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	41.00%	32.00%
Customer Concentration Risk [Member] | One Third Party Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	67.00%		46.00%
Customer Concentration Risk [Member] | One Related Party Customers [Member] | Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.00%
Customer Concentration Risk [Member] | Two Related Party Customers [Member] | Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%
Customer Concentration Risk [Member] | Two Third Party Customers [Member] | Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		20.00%
Customer Concentration Risk [Member] | Two Third Party Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	28.00%		22.00%
Customer Concentration Risk [Member] | Three Third Party Customers [Member] | Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		12.00%
Supplier Concentration Risk [Member] | One Related Party Customers [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	23.00%
Supplier Concentration Risk [Member] | One Third Party Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			33.00%
Supplier Concentration Risk [Member] | Two Third Party Suppliers [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			27.00%
One Third Party Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.00%
Two Third Party Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	14.00%
Two Third Party Suppliers [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	22.00%	16.00%
Three Third Party Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	13.00%
Three Third Party Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	15.00%	18.00%
Two Third Party Customers [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	22.00%
Vietnam [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	$ 11,437,277
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	22,195,495
FDIC				$ 100,000
USA [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	9,774,253
FDIC	250,000
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	327,605
FDIC | ¥					¥ 10,000,000
Ethiopia [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	9,329,419
China [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount (in Dollars)	$ 1,255,236
FDIC | ¥						¥ 500,000
Related Party Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment contract value	10.00%
Third Party Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment contract value	100.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment contract value	30.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment contract value	100.00%